UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2010

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SEMI-ANNUAL REPORT
March 31, 2010

www.victoria1522.com

Victoria 1522 Fund
a series of the Investment Managers Series Trust

Table of Contents

Fund Performance and Summary	1
Fund Expenses	2
Schedule of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11

This report and the financial statements contained herein are provided for the general information of the shareholders of the Victoria 1522 Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Victoria 1522 Fund
FUND PERFORMANCE AND SUMMARY at March 31, 2010

This graph compares a hypothetical $1,000,000 investment in the Fund's Institutional Class shares, made at its inception with a similar investment in the MSCI Emerging Markets Index, MSCI Emerging Markets + Frontier Index and MSCI Emerging Markets Investable Market (IMI) Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI Emerging Markets + Frontier Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging and frontier markets.

The MSCI Emerging Markets Investable Market (IMI) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.  This index provides exhaustive coverage of large, mid, and small cap segments by targetting up to 99% coverage of the free-float adjusted market capitalization in each market, subject to minimum investability criteria and a universal minimum size range.

These indices do not reflect expenses, fees or sales charge, which would lower performance.
These indices are unmanaged and it is not possible to invest in an index.

Total Returns as of March 31, 2010
	3 Months	6 Months	1 Year	Since Inception*
Victoria 1522 Fund - Advisor Class shares	1.33%	11.24%	80.32%	53.53%
Victoria 1522 Fund - Institutional Class shares	1.39%	11.35%	80.47%	53.81%
MSCI Emerging Markets Index	2.40%	11.16%	81.08%	20.68%
MSCI Emerging Markets + Frontier Index	2.71%	10.73%	79.77%	18.52%
MSCI Emerging Markets Investable Market (IMI) Index	2.72%	11.95%	85.15%	22.82%
* Inception date 10/1/08 (annualized return).

Gross and Net Expense Ratios for the Advisor Class shares are 3.53% and 1.90%, respectively, as of 3/31/10.  Gross and Net Expense Ratios for the Institutional Class shares are 3.28% and 1.65%, respectively, as of 3/31/10.  Contractual fee waivers in effect until 1/31/11.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.
Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

The total returns of individual share classes will differ due to varying expenses between the classes.  Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Victoria 1522 Fund
Fund Expenses - March 31, 2010 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/01/09 to 3/31/10.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/01/09	3/31/10	10/01/09 – 3/31/10
Advisor Class
	Actual Performance	$1,000.00	$1,112.40	$20.07
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,031.00	$19.29
Institutional Class
	Actual Performance	$1,000.00	$1,113.50	$17.44
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,033.50	$16.78

* Expenses are equal to the Fund’s annualized expense ratio of 1.90% and 1.65% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.
Assumes all dividends and distributions were reinvested.

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS – As of March 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 87.9%
	BRAZIL - 24.0%
42,400	Banco do Brasil S.A.	$709,051
3,900	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	262,197
6,800	Cia de Saneamento de Minas Gerais-COPASA	97,121
20,600	Cia Vale do Rio DoceF	571,643
20,000	Cosan S.A. Industria e Comercio*	242,915
21,825	Fibria Celulose S.A. ADR*	477,531
20,900	OGX Petroleo e Gas Participacoes S.A.	195,556
34,050	Petroleo Brasileiro S.A.	674,720
16,700	Porto Seguro S.A.	167,150
		3,397,884
	CHINA - 11.9%
450	Baidu, Inc. ADR*	268,650
630,000	China Rare Earth Holdings Ltd.*	153,145
355,500	Great Wall Motor Co., Ltd. - Class H	738,554
104,000	Minth Group Ltd.	174,061
508,000	Qingling Motors Co. - Class H	137,882
126,000	Shenzhen Expressway Co., Ltd. - Class H	66,167
17,000	Weichai Power Co., Ltd. - Class H	142,054
		1,680,513
	EGYPT - 3.6%
131,000	El Ezz Steel Co.*	503,103

	INDIA - 5.0%
6,700	Infosys Technologies Ltd. ADR	394,295
16,700	Tata Motors Ltd. ADR	308,282
		702,577
	INDONESIA - 2.0%
77,000	Indocement Tunggal Prakarsa Tbk P.T.	120,381
150,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	161,109
		281,490
	ISRAEL - 4.2%
9,400	Teva Pharmaceutical Industries Ltd. ADR	592,952

	MEXICO - 1.9%
12,800	Industrias Penoles S.A.B. de C.V.	273,314

	RUSSIAN FEDERATION - 5.2%
13,000	Gazprom OAO ADR	303,289
2,200	LUKOIL Oil Co. ADR	124,610
30,450	Surgutneftegaz ADR	301,625
		729,524
	SOUTH AFRICA - 1.7%
25,000	Shoprite Holdings Ltd.	248,594

	SOUTH KOREA - 12.5%
3,460	Honam Petrochemical Corp.	347,101
4,680	Hyundai Motor Co.	477,233
1,400	POSCO ADR	163,814
1,070	Samsung Electronics Co., Ltd.	773,604
		1,761,752

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS – As of March 31, 2010
(Unaudited)

Number of Shares		Value

	TAIWAN - 6.6%
49,000	Acer, Inc.	$144,698
126,629	Taiwan Semiconductor Manufacturing Co., Ltd.	245,374
1,030,000	United Microelectronics Corp.*	549,985
		940,057
	TURKEY - 9.3%
111,000	TAV Havalimanlari Holding AS*	445,931
77,000	Tofas Turk Otomobil Fabrikasi AS	290,995
56,707	Turkiye Is Bankasi AS*	177,841
122,960	Turkiye Is Bankasi AS - Class C	401,195
		1,315,962
	TOTAL COMMON STOCKS (Cost $10,171,479)	12,427,722

Principal Amount		Value

	SHORT-TERM INVESTMENTS - 10.6%
	UNITED STATES - 10.6%
$1,491,026	UMB Money Market Fiduciary, 0.03%†	1,491,026

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,491,026)	1,491,026

	TOTAL INVESTMENTS - 98.5% (Cost $11,662,505)	13,918,748
	Other assets less liabilities - 1.5%	211,296
	TOTAL NET ASSETS -100.0%	$14,130,044

ADR - American Depository Receipt

* Non-income producing security.

†The rate is annualized seven-day yield a period end.

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
SUMMARY OF INVESTMENTS BY INDUSTRY – As of March 31, 2010
(Unaudited)

Industry	Percent of Net Assets
Motor Vehicles	11.6%
Semiconductors	11.1%
Integrated Oil	9.9%
Steel	8.8%
Major Banks	5.0%
Pharmaceuticals: Other	4.2%
Regional Banks	4.1%
Food Retail	3.6%
Pulp & Paper	3.4%
Trucks/Construction/Farm Machinery	3.2%
Airlines	3.1%
Agricultural Commodities/Milling	2.9%
Information Technology Services	2.8%
Chemicals: Specialty	2.5%
Other Metals/Minerals	1.9%
Internet Software/Services	1.9%
Oil & Gas Production	1.4%
Auto Parts: O.E.M.	1.2%
Specialty Insurance	1.2%
Industrial Specialties	1.1%
Computer Processing Hardware	1.0%
Construction Materials	0.8%
Water Utilities	0.7%
Other Transportation	0.5%
Total Long-Term Investments	87.9%

Short-Term Investments	10.6%
Total Investments	98.5%
Other assets less liabilities	1.5%

Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2010 (Unaudited)

ASSETS
Investments in securities, at value (cost $11,662,505)	$13,918,748
Cash, denominated in foreign currency (cost $224,889)	225,594
Receivables:
Dividends and interest	17,991
From Advisor	1,078
Total assets	14,163,411

LIABILITIES
Payables:
Distribution Plan - Advisor Class (Note 7)	1,985
Administration fees	3,279
Custody fees	10,822
Fund accounting fees	7,794
Transfer agent fees	3,497
Chief Compliance Officer fees	713
Accrued other expenses	5,277
Total liabilities	33,367

NET ASSETS	$14,130,044

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,828,055
Accumulated net investment loss	(50,751)
Accumulated net realized gain on investments	1,095,381
Net unrealized appreciation on:
Investments	2,256,243
Foreign currency	1,116
Net Assets	$14,130,044

Advisor Class
Net assets applicable to shares outstanding	$3,221,780
Shares outstanding	211,784
Net asset value, offering and redemption price per share	$15.21

Institutional Class
Net assets applicable to shares outstanding	$10,908,264
Shares outstanding	713,755
Net asset value, offering and redemption price per share	$15.28

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2010

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $6,364)	$56,923
Interest	208
Total income		$57,131

Expenses
Advisory fees	72,477
Distribution fees - Advisor Class (Note 7)	3,989
Fund accounting fees	25,894
Administration fees	19,945
Transfer agent fees	19,945
Registration fees	20,917
Custody fees	20,283
Audit fees	7,480
Legal fees	4,987
Chief compliance officer fees	3,997
Trustees' fees and expenses	2,992
Insurance fees	2,493
Shareholder reporting fees	4,317
Miscellaneous	1,248

Total expenses		210,964
Less: Advisory fees waived		(72,477)
Less: Other expenses waived or reimbursed		(30,624)
Net expenses		107,863
Net investment loss		(50,732)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments		1,672,559
Foreign currency transactions		(11,806)
Net realized gain		1,660,753
Net unrealized depreciation on:
Investments		(248,679)
Foreign currency translations		(556)
Net unrealized depreciation		(249,235)
Net realized and unrealized gain on investments and foreign currency		1,411,518

Net Increase in Net Assets from Operations		$1,360,786

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2010 (Unaudited)	Year Ended September 30, 2009
INCREASE IN NET ASSETS FROM:
Operations
Net investment (loss) income	$(50,732)	$75,433
Net realized gain on investments and foreign currency	1,660,753	1,734,789
Net unrealized (depreciation) appreciation on investments and foreign currency	(249,235)	2,506,594
Net increase in net assets resulting from operations	1,360,786	4,316,816

Distributions to Shareholders
From net investment income:
Advisor Class	(16,294)	(15)
Institutional Class	(31,920)	(15,288)
From net realized gain:
Advisor Class	(656,795)	-
Institutional Class	(1,662,502)	-
Total distributions	(2,367,511)	(15,303)

Capital Transactions
Net proceeds from shares sold	3,909,660	7,329,640
Reinvestment of distributions	1,875,815	155
Cost of shares redeemed	(2,209,958)*	(70,056)*
Net change in net assets from capital transactions	3,575,517	7,259,739

Total increase in net assets	2,568,792	11,561,252

NET ASSETS
Beginning of period	11,561,252	-
End of period	$14,130,044	$11,561,252

Accumulated net investment income	$(50,751)	$42,683

   * Net of redemption fee proceeds of $1,858 and $929, respectively.

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
FINANCIAL HIGHLIGHTS - Advisor Class

Per share operating performance
For a capital share outstanding throughout the Period

	Six Months Ended March 31, 2010 (Unaudited)		Year Ended September 30, 2009
Net asset value, beginning of period	$17.02		$10.00
Income from Investment Operations
Net investment (loss) income (a)	(0.08)		0.11
Net realized and unrealized gain on investments
and foreign currency	1.94		6.94
Total from investment operations	1.86		7.05

Less Distributions:
From net investment income	(0.09)		(0.03)
From net realized gain	(3.58)		-
Total distributions	(3.67)		(0.03)

Net asset value, end of period	$15.21		$17.02

Total return	11.24	% *	70.70%*

Ratios and Supplemental Data
Net assets, end of period	$3,221,780		$2,897,137

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	3.53	% **	5.54%
After fees waived and expenses absorbed	1.90	% **	1.90%
Ratio of net investment (loss) income to average net assets	(0.89	%)**	0.85%
Portfolio turnover rate	73	% *	168%

(a)	Based on average shares outstanding during the year.
*	Not annualized. The Fund commenced operations on October 1, 2008.
**	Annualized.

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
FINANCIAL HIGHLIGHTS - Institutional Class

Per share operating performance
For a capital share outstanding throughout the Period

	Six Months Ended March 31, 2010 (Unaudited)		Year Ended September 30, 2009
Net asset value, beginning of period	$17.05		$10.00
Income from Investment Operations
Net investment (loss) income (a)	(0.06)		0.13
Net realized and unrealized gain on investments
and foreign currency	1.94		6.95
Total from investment operations	1.88		7.08

Less Distributions:
From net investment income	(0.07)		(0.03)
From net realized gain	(3.58)		-
Total distributions	(3.65)		(0.03)

Net asset value, end of period	$15.28		$17.05

Total return	11.35	%*	71.00%*

Ratios and Supplemental Data
Net assets, end of period	$10,908,264		$8,664,115

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	3.28	% **	5.29%
After fees waived and expenses absorbed	1.65	% **	1.65%
Ratio of net investment (loss) income to average net assets	(0.64	%)**	1.10%
Portfolio turnover rate	73	% *	168%

(a)	Based on average shares outstanding during the year.
*	Not annualized. The Fund commenced operations on October 1, 2008.
**	Annualized.

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2010
(Unaudited)

Note 1 – Organization
Victoria 1522 Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on October 1, 2008, with two classes of shares, Advisor Class and Institutional Class.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2010
(Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

(f) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2010
(Unaudited)

(g) Accounting Standards
Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken or expected to be taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.  The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of March 31, 2010.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Victoria 1522 Investments, LP (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.90% and 1.65% of the Fund's average daily net assets for Advisor Class and Institutional Class, respectively until September 30, 2010.

For the six months ended March 31, 2010, the Advisor waived all of its advisory fees of $72,477 and reimbursed other expenses of $30,624.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At March 31, 2010, the amount of these potentially recoverable expenses was $359,509.  The Advisor may recapture a portion of the following amounts no later than September 30 of the years stated below:

2012:	$256,425
2013:	$103,084

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended March 31, 2010, the Fund’s allocated fees paid to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees paid for CCO services for the six months ended March 31, 2010, are reported on the Statement of Operations.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2010
(Unaudited)

Note 4 – Federal Income Taxes
At March 31, 2010, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$11,666,482

Gross unrealized appreciation	2,432,511
Gross unrealized depreciation	(179,129)
Net unrealized appreciation on investments and foreign currency translations	$2,253,382

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2009, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1,804,996
Undistributed long-term gains	-
Tax accumulated earnings	1,804,996

Accumulated capital and other losses	-
Unrealized appreciation on investments	2,502,046
Unrealized appreciation on foreign currency	1,672
Total accumulated earnings	$4,308,714

The tax character of distributions paid during the fiscal year ended September 30, 2009 was as follows:

Distribution paid from:
Ordinary income	$15,303
Long-term capital gains	-
Total Distributions	$15,303

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2010
(Unaudited)

Note 5 - Capital Transactions
Capital transactions for the Fund were as follows:

	For the Six Months Ended
	March 31, 2010
	Shares	Value
Subscriptions:
Advisor Class	53,353		$887,960
Institutional Class	204,773		3,021,700
Total Subscriptions	258,126		$3,909,660

Shares issued on reinvestment of distributions:
Advisor Class	32,365		$485,472
Institutional Class	92,320		1,390,343
Total Reinvestment of Distributions	124,685		$1,875,815

Repurchases:
Advisor Class	(44,197)	$	(704,062)
Institutional Class	(91,458)		(1,505,896)
Total Repurchases	(135,655)		$(2,209,958)*

*Net of redemption fee proceeds of $1,644 and $214 for Advisor Class and Institutional Class, respectively (the Fund charges a 2% fee if you redeem shares of the Fund within 90 days of purchase).

Note 6 - Investment Transactions
For the six months ended March 31, 2010, purchases and sales of investments, excluding short-term investments, were $8,507,414 and $8,104,643, respectively.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Advisor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator. The Institutional Class does not pay any distribution fees.

For the six months ended March 31, 2010, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2010
(Unaudited)

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$ -	$ 1,818,725	$ -	$ 1,818,725
Consumer Staples	505,112	409,703	-	914,815
Energy	870,276	729,524	-	1,599,800
Financials	1,054,042	401,196	-	1,455,238
Health Care	592,952	-	-	592,952
Industrials	308,282	654,152	-	962,434
Information Technology	662,945	1,713,660	-	2,376,605
Materials	1,486,302	1,123,730	-	2,610,032
Utilities	97,121	-	-	97,121
Short-Term Investments	1,491,026	-	-	1,491,026
Total Investments, at Value	$7,068,058	$ 6,850,690	$ -	$13,918,748

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2010
(Unaudited)

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.

For the six months ended March 31, 2010, the Fund entered into 51 forward contracts resulting in a realized gain of $6,888.  At March 31, 2010, the Fund did not have any forward contracts outstanding.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, an entity in required to disclose the date through which subsequent events have been evaluated. Management has evaluated the Fund’s related events and transactions that occurred subsequent to March 31, 2010, through May 27, 2010, the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

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Victoria 1522 Fund
a series of the Investment Managers Series Trust

Investment Advisor
Victoria 1522 Investments, LP
244 California Street, Suite 610
San Francisco, California 94111

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Victoria 1522 Fund Advisor Class	VMDAX	461 418 881
Victoria 1522 Fund Institutional Class	VMDIX	461 418 873

Privacy Principles of the Victoria 1522 Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Victoria 1522 Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 819-1522 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 819-1522 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 819-1522. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Victoria 1522 Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-819-1522

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)     /s/ John P. Zader
John P. Zader, President

Date   June 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ John P. Zader
John P. Zader, President

Date   June 4, 2010

By (Signature and Title)     /s/ Rita Dam
Rita Dam, Treasurer

Date   June 4, 2010